Summary of significant accounting policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Schedule of assets related to custodian digital assets of customers and Liabilities related to custodian digital assets of customers

	June 30, 2024
	As previously
	reported	Adjustment	As adjusted
	US$	US$	US$
Assets related to custodian digital assets of customers	20,892,932	(20,892,932)	—
Liabilities related to custodian digital assets of customers	20,892,932	(20,892,932)	—

Schedule of the estimated useful lives of property, plant and equipment

Computer equipment	3 years
Furniture and fittings	3 years
Office equipment	3 years
Leasehold improvement	Over lease term
Lease premise	Over lease term